Changes in Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Changes in Accounting Policies	2. Changes in Accounting Policies
2.A New and Amended International Financial Reporting Standards to be Adopted in 2026 or Later
In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18") which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, disclosure of management-defined performance measures, and principles for aggregation and disaggregation of financial information in the financial statements and the notes. IFRS 18 will be effective for annual reporting periods beginning on or after January 1, 2027. IFRS 18 is to be applied retrospectively. We are currently assessing the impact that IFRS 18 will have on our Consolidated Financial Statements.

In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7 Financial Instruments: Disclosures). The amendments clarify the timing for derecognizing financial liabilities and introduce an accounting policy choice to derecognize financial liabilities settled using electronic payment systems before the settlement date if certain conditions are met. We have chosen to apply this early derecognition for electronic payments. The amendments also clarify the assessment of contractual cash flow characteristic of financial assets that include environmental, social and corporate governance linked features and other similar contingent features not directly related to changes in basic lending risks; and introduced additional related disclosure requirements for financial instruments with such contingent features. The amendments will be effective for annual reporting periods beginning on or after January 1, 2026. The amendments are to be applied retrospectively with no restatement of comparative periods required. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.
2.B Other Changes in Accounting Policy
We have changed our accounting policy for certain joint ventures to disaggregate insurance finance income or expenses between net income (loss) and OCI. For these joint ventures, insurance finance income or expenses on our insurance contract liabilities were previously recorded through net income (loss), while the corresponding invested assets have historically been recorded at FVOCI. The invested assets and insurance contract liabilities are managed together and presenting insurance finance income or expenses through OCI reduces accounting mismatch. We account for these joint ventures using the equity method of accounting, whereby we recognize our share of net income (loss) in Net investment income (loss) in our Consolidated Statements of Operations and our share of OCI in our Consolidated Statements of Comprehensive Income (Loss). The impact of this change is not material to our share of net income (loss) or OCI in any individual prior period. We have processed an adjustment to increase opening Retained earnings by $213 and decrease Accumulated other comprehensive income by $213 retroactively to January 1, 2024.